CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 530	$ 727	$ 3,441
Investment in Parent Company	1,031	828	172
Related company	0	72	0
Other accounts receivable	137	258	3
Total current assets	1,698	1,885	3,616
LONG-TERM ASSETS:
Investment in Parent Company	261	401	1,336
Property and Equipment net	2	0
Total long term assets	263	401
Total assets	1,961	2,286	4,952
CURRENT LIABILITIES:
Related company	420	0	140
Other accounts payable and accrued expenses	162	199	160
Total current liabilities	582	199	300
NON-CURRENT LIABILITIES:
Derivative related to Service Agreement	411	470	1,436
STOCKHOLDERS' EQUITY:
Preferred Stock -Authorized : 1,000,000 shares at December 31, 2012 and 2011, respectively; Issued and Outstanding: 0 shares at December 31, 2012 and 2011, respectively	0	0	0
Common Stock of $ 0.001 par value - Authorized: 100,000,000 shares at December 31, 2012 and 2011, respectively; Issued and Outstanding: 46,985,517 shares at December 31, 2012 and 2011, respectively	47	47	47
Additional Paid-in capital	4,864	4,834	4,614
Accumulated other comprehensive income (loss)	63	0	(44)
Accumulated deficit	(4,006)	(3,264)	(1,401)
Total stockholders' equity	968	1,617	3,216
Total liabilities and stockholders' equity	$ 1,961	$ 2,286	$ 4,952